Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	May 01, 2016
Supplement [Text Block]	jpmt_SupplementTextBlock

J.P. MORGAN SPECIALTY FUNDS

Security Capital U.S. Core Real Estate Securities Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated February 15, 2017

to the Prospectuses dated May 1, 2016, as supplemented

Effective immediately, the Security Capital U.S. Core Real Estate Securities Fund (the “Fund”) will operate as a diversified investment company and all references to the Fund being a “non-diversified” fund in the Fund’s prospectuses are deleted including:

•
the sentence “The Fund is non-diversified.” under “What are the Fund’s main investment strategies?” in the Risk/Return Summary and under the “Additional Information About The Fund’s Investment Strategies” in the “More About the Fund” section; and

•	“Non-Diversified Risk” under “The Fund’s Main Investment Risks” in the Risk/Return Summary and under the “Main Risks” in the “More About the Fund” section.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUSES FOR FUTURE REFERENCE

A, C, Select Shares | Security Capital U.S. Core Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

J.P. MORGAN SPECIALTY FUNDS

Security Capital U.S. Core Real Estate Securities Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated February 15, 2017

to the Prospectuses dated May 1, 2016, as supplemented

Effective immediately, the Security Capital U.S. Core Real Estate Securities Fund (the “Fund”) will operate as a diversified investment company and all references to the Fund being a “non-diversified” fund in the Fund’s prospectuses are deleted including:

•
the sentence “The Fund is non-diversified.” under “What are the Fund’s main investment strategies?” in the Risk/Return Summary and under the “Additional Information About The Fund’s Investment Strategies” in the “More About the Fund” section; and

•	“Non-Diversified Risk” under “The Fund’s Main Investment Risks” in the Risk/Return Summary and under the “Main Risks” in the “More About the Fund” section.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUSES FOR FUTURE REFERENCE

R2 Shares | Security Capital U.S. Core Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

J.P. MORGAN SPECIALTY FUNDS

Security Capital U.S. Core Real Estate Securities Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated February 15, 2017

to the Prospectuses dated May 1, 2016, as supplemented

Effective immediately, the Security Capital U.S. Core Real Estate Securities Fund (the “Fund”) will operate as a diversified investment company and all references to the Fund being a “non-diversified” fund in the Fund’s prospectuses are deleted including:

•
the sentence “The Fund is non-diversified.” under “What are the Fund’s main investment strategies?” in the Risk/Return Summary and under the “Additional Information About The Fund’s Investment Strategies” in the “More About the Fund” section; and

•	“Non-Diversified Risk” under “The Fund’s Main Investment Risks” in the Risk/Return Summary and under the “Main Risks” in the “More About the Fund” section.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUSES FOR FUTURE REFERENCE

R5, R6 Shares | Security Capital U.S. Core Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

J.P. MORGAN SPECIALTY FUNDS

Security Capital U.S. Core Real Estate Securities Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated February 15, 2017

to the Prospectuses dated May 1, 2016, as supplemented

Effective immediately, the Security Capital U.S. Core Real Estate Securities Fund (the “Fund”) will operate as a diversified investment company and all references to the Fund being a “non-diversified” fund in the Fund’s prospectuses are deleted including:

•
the sentence “The Fund is non-diversified.” under “What are the Fund’s main investment strategies?” in the Risk/Return Summary and under the “Additional Information About The Fund’s Investment Strategies” in the “More About the Fund” section; and

•	“Non-Diversified Risk” under “The Fund’s Main Investment Risks” in the Risk/Return Summary and under the “Main Risks” in the “More About the Fund” section.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUSES FOR FUTURE REFERENCE